Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 slord@statestreet.com

August 10, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)
Securities Act File No. 33-97598
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 25, 2016 to the prospectuses for the following funds:

iShares Edge MSCI Min Vol Global ETF

iShares Emerging Markets Corporate Bond ETF

iShares Emerging Markets High Yield Bond ETF

iShares Emerging Markets Local Currency Bond ETF

iShares Global High Yield Corporate Bond ETF

iShares International High Yield Bond ETF

iShares MSCI Chile Capped ETF

iShares MSCI Eurozone ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Israel Capped ETF

iShares MSCI Russia Capped ETF

iShares MSCI South Africa ETF

iShares MSCI Turkey ETF

The purpose of this filing is to submit the 497 dated July 25, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Lord
Sarah Lord

cc: Benjamin Haskin, Esq.